S000000775 [Member] Expense Example - Putnam International Value Fund	Jun. 30, 2025 USD ($)
Class Y shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,129
Class A shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	1,911
Class C shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	1,027
Expense Example, with Redemption, 10 Years	2,045
Class R shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,699
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 974